UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Jennison US Emerging Growth Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	10/31/2005

Date of reporting period:	1/31/2005

Item 1. Schedule of Investments [INSERT REPORT]

Jennison U.S. Emerging Growth Fund, Inc.

Schedule of Investments as of January 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.7%

COMMON STOCKS

Air Freight & Logistics 2.5%
156,400	Expeditors International of Washington, Inc.(b)	$8,780,296
73,500	UTI Worldwide, Inc. (Virgin Islands)(b)	5,062,680

		13,842,976

Airlines 0.6%
160,800	JetBlue Airways Corp.(a)(b)	3,182,232

Biotechnology 3.0%
238,900	Celgene Corp.(a)(b)	6,531,526
81,400	Martek Biosciences Corp.(a)(b)	4,299,548
222,900	MedImmune, Inc.(a)(b)	5,272,700

		16,103,774

Capital Markets 3.3%
824,800	Ameritrade Holding Corp.(a)	10,664,664
94,500	Legg Mason, Inc.(b)	7,298,235

		17,962,899

Chemicals 1.9%
189,900	Monsanto Co.	10,279,287

Commercial Services & Supplies 5.3%
87,600	CoStar Group, Inc.(a)	3,762,420
48,100	Dun & Bradstreet Corp. (The)(a)	2,794,610
357,700	Monster Worldwide, Inc.(a)(b)	11,192,433
202,900	Robert Half International, Inc.(b)	6,155,986
48,900	Strayer Education, Inc.	5,249,415

		29,154,864

Communications Equipment 5.6%
2,716,200	ADC Telecommunications, Inc.(a)	6,980,634
467,000	Comverse Technology, Inc.(a)(b)	10,437,450
161,700	Juniper Networks, Inc.(a)(b)	4,063,521
158,400	Qualcomm, Inc.	5,898,816
47,900	Research In Motion Ltd. (Canada)(a)	3,414,791

		30,795,212

Computers & Peripherals 5.8%
118,800	Apple Computer, Inc.(a)	9,135,720
202,900	Diebold, Inc.(b)	10,924,136
57,800	Lexmark International, Inc. (Class A)(a)	4,817,630
189,600	NCR Corp.(a)	6,480,528

		31,358,014

Diversified Financial Services 0.8%
21,000	Chicago Mercantile Exchange	4,504,500

Jennison U.S. Emerging Growth Fund, Inc.

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Electronic Equipment & Instruments 4.4%
116,800	Agilent Technologies, Inc.(a)	$2,582,448
103,400	Amphenol Corp. (Class A)(a)	4,066,722
671,900	Symbol Technologies, Inc.	12,295,770
145,800	Trimble Navigation Ltd.(a)	5,184,648

		24,129,588

Energy Equipment & Services 3.5%
191,300	ENSCO International, Inc.	6,548,199
221,000	National-Oilwell, Inc.(a)(b)	8,150,480
219,600	Todco (Class A)(a)	4,506,192

		19,204,871

Health Care Equipment & Supplies 5.7%
76,000	Alcon, Inc.(b)	6,019,200
83,000	INAMED Corp.(a)	5,743,600
89,700	Kinetic Concepts, Inc.(a)(b)	5,830,500
274,800	Waters Corp.(a)	13,487,184

		31,080,484

Health Care Providers & Services 5.8%
234,700	Andrx Corp.(a)	5,125,848
115,800	Caremark Rx, Inc.(a)	4,527,780
313,700	Cerner Corp.(a)(b)	15,606,575
45,000	PacifiCare Health Systems, Inc.(a)	2,768,850
490,100	WebMD Corp.(a)(b)	3,700,255

		31,729,308

Hotels Restaurants & Leisure 5.7%
137,300	Gaylord Entertainment Co.(a)(b)	5,389,025
243,600	GTECH Holdings Corp.(b)	5,695,368
149,900	MGM Mirage(a)(b)	10,764,319
143,300	Wynn Resorts Ltd.(a)(b)	9,394,748

		31,243,460

Household Durables 1.1%
49,000	Harman International Industries, Inc.(b)	5,960,850

Internet & Catalog Retail 0.7%
155,300	InterActiveCorp(a)(b)	3,762,919

Internet Software & Services 8.1%
1,399,900	Akamai Technologies, Inc.(a)	18,338,690
244,300	Ask Jeeves, Inc.(a)(b)	6,928,348
6,400	Google, Inc. (Class A)(a)(b)	1,252,032
368,000	VeriSign, Inc.(a)(b)	9,509,120
238,600	Yahoo!, Inc.(a)(b)	8,401,106

		44,429,296

IT Services 3.4%
339,200	CheckFree Corp.(a)(b)	13,228,800

Jennison U.S. Emerging Growth Fund, Inc.

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
306,100	CSG Systems International, Inc.(a)	$5,546,532

		18,775,332

Media 3.0%
41,900	DreamWorks Animation SKG (Class A)(a)(b)	1,480,327
1,319,100	Sirius Satellite Radio, Inc.(a)(b)	8,732,442
194,500	XM Satellite Radio Holdings, Inc. (Class A)(a)(b)	6,206,495

		16,419,264

Metals & Mining 0.7%
217,700	Placer Dome, Inc. (Canada)	3,711,785

Oil & Gas 1.8%
119,900	Southwestern Energy Co.(a)	6,150,870
120,400	Suncor Energy, Inc. (Canada)	3,852,800

		10,003,670

Personal Products 1.5%
176,500	Estee Lauder Companies, Inc. (Class A)	7,967,210

Pharmaceuticals 3.1%
77,600	Allergan, Inc.	5,893,720
164,100	Elan Corp. PLC (ADR)(Ireland)(a)(b)	4,419,213
117,400	Sepracor, Inc.(a)(b)	6,712,932

		17,025,865

Semiconductor & Semiconductor Equipment 3.2%
316,200	Altera Corp.(a)(b)	6,071,040
154,600	Marvell Technology Group Ltd.(a)	5,171,370
153,200	Maxim Integrated Products, Inc.	5,976,332

		17,218,742

Software 12.6%
461,300	Amdocs Ltd.(a)	13,723,675
183,800	Autodesk, Inc.	5,398,206
337,400	Business Objects SA (ADR)(France)(a)(b)	8,229,186
166,300	Cognos, Inc.(a)	6,879,831
190,900	Electronic Arts, Inc.(a)(b)	12,282,506
221,100	Intuit, Inc.(a)(b)	8,622,900
157,700	Mercury Interactive Corp.(a)(b)	6,902,529
72,900	NAVTEQ(a)	2,791,341
295,400	Salesforce.com, Inc.(a)(b)	4,046,980

		68,877,154

Specialty Retail 3.6%
160,300	Chico’s FAS, Inc.(a)(b)	8,444,604
198,300	PETCO Animal Supplies, Inc.(a)	7,529,451
108,200	Williams-Sonoma, Inc.(a)(b)	3,743,720

		19,717,775

Jennison U.S. Emerging Growth Fund, Inc.

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Wireless Telecommunication Services 3.0%
526,300	Alamosa Holdings, Inc.(a)(b)	$6,736,640
181,900	NII Holdings, Inc.(a)(b)	9,786,220

		16,522,860

	Total long-term investments (cost $ 453,413,216)	544,964,191

SHORT-TERM INVESTMENTS 41.6%

Mutual Fund
227,331,598	Dryden Core Investment Fund - Taxable Money Market Series(c)
	(cost $227,331,598)	227,331,598

	Total Investments Before Outstanding Call Options Written (cost $680,744,814)(d)	$772,295,789
OUTSTANDING CALL OPTIONS CONTRACTS

Contracts
611	Akamai Technologies, Inc. expiring 5/21/05 @ $15	(51,935)
581	Ask Jeeves, Inc. expiring 2/19/05 @ $35	(23,240)
182	Electronic Arts, Inc. expiring 3/19/05 @ $65	(47,320)

		(122,495)

	Total outstanding call options written (Premiums received $(155,028))	(122,495)

	Total Investments Net of Outstanding Call Options Written (cost $680,589,786)(d) – 141.3%	772,173,294
	Liabilities in excess of other assets (including cash collateral for securities lending of $217,429,716) (41.3%)	(225,530,843)

	Net Assets 100%	$546,642,451

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $212,596,331; cash collateral of $217,429,716 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States Federal income tax basis of the fund’s investments and the net unrealized appreciation as of January 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$681,826,460	$98,433,156	$7,963,827	$90,469,329

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual Fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Jennison US Emerging Growth Fund

By (Signature and Title)*     /s/William V. Healey

William V. Healey

Chief Legal Officer

Date    March 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Judy A. Rice

Judy A. Rice

President and Principal Executive Officer

Date    March 23, 2005

By (Signature and Title)*     /s/Grace C. Torres

Grace C. Torres

Treasurer and Principal Financial Officer

Date    March 23, 2005

* Print the name and title of each signing officer under his or her signature.